Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable Consists	Accounts receivable consists of the following:
	As of
	March 31, 2024	September 30, 2023
	(Unaudited)
Accounts receivable	$14,470,157	$11,014,909
Less: allowance for doubtful accounts	(85,929)	(347,306)
Accounts receivable, net	$14,384,228	$10,667,603

Schedule of Allowance for Doubtful Accounts	Allowance for doubtful accounts movement is as follows:
	As of
	March 31, 2024	September 30, 2023
	(Unaudited)
Beginning balance	$347,306	$791,827
Additions	-	-
Bad debt recovery	(265,530)	(439,327)
Foreign currency translation adjustments	4,153	(5,194)
Ending balance	$85,929	$347,306